GS Mortgage-Backed Securities Trust 2022-PJ3 ABS-15G

Exhibit 99.4 - Schedule 3

Exception Detail

Run Date - 03/01/2022 2:55:55 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.						XX/XX/XXXX			A	1	XXXXXXXXXX	XX	P	3	C	A	A	A	C	A	A	A		QM Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Zero tolerance violation due to a XXXXXX XXX increase of $XX being added with no valid XXX. Need proof of a $XX refund along with letter of explanation to borrower and XXXX reflecting cure. All must be issued within XX days of consummation.				XX/XX/XXXX			A	1	XXXXXXXXXX	XX	P	3	C	A	A	A	C	A	A	A		QM Safe Harbor	1